Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 290,000.00
Previously Paid Amount	0.00
Total Fee Amount	40.05
Total Offset Amount	0.00
Net Fee	40.05
Narrative - Max Aggregate Offering Price	$ 290,000.00
Final Prospectus	true